Property & Equipment, Net	6 Months Ended
Apr. 30, 2025
Property & Equipment, Net [Abstract]
PROPERTY & EQUIPMENT, NET

NOTE 7 — PROPERTY & EQUIPMENT, NET

As of April 30, 2025 and October 31, 2024, property and equipment, net comprised of the following:

	April 30, 2025	October 31, 2024
At Cost:
Office furniture	8,669	8,855
Motor vehicle	144,471	147,573
Office equipment	10,171	8,129
Leasehold improvements	104,531	106,775
Total, Cost	267,842	271,332
Accumulated depreciation	(178,875)	(167,372)
Total, net	88,967	103,960

Depreciation expenses were $15,026 and $10,841 for the six months ended April 30, 2025 and 2024, respectively.